Investments - Choom Holdings Inc. (Details)		12 Months Ended
	Jul. 08, 2021 CAD ($) director $ / shares shares	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2021 CAD ($) year $ / shares shares	Apr. 22, 2022 CAD ($)	Jul. 23, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gains (losses) on financial assets		$ (19,951,000)	$ 12,758,000
Impairment against loans		800,000
Proportion of ownership interest in investment					18.00%
Impairment charge		5,479,000
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gains (losses) on financial assets		(19,951,000)	12,758,000
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Reclassification from marketable securities to investment in associate		$ 353,000	$ (16,314,000)
Choom | Marketable securities designated at fair value through other comprehensive income (“FVTOCI”)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of shares received upon extinguishment (in shares) | shares	79,754,843
Financial assets, at fair value	$ 5,200,000
Right to nominate, number of directors (up to) | director	2
Proportion of ownership interest in investment	19.90%	19.00%	3.03%
Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Notional amount extinguished	$ 20,000,000.0
Financial assets, at fair value	18,200,000
Notional amount			$ 20,000,000
Decrease through derecognition, financial assets	20,000,000
Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Choom | 2021 Debenture
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Financial assets, at fair value		$ 0.0	$ 18,200,000
Notional amount	$ 6,000,000
Interest rate	7.00%		6.50%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares	$ 0.10
Gains (losses) on financial assets		$ (6,000,000.0)	$ (2,300,000)
Share price (in CAD per share) | $ / shares			$ 0.08
Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Choom | Loan to fund operations and Companies' Creditors Arrangement Act proceedings
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Interest rate				12.00%
Convertible Debentures | Financial assets measured at fair value through other comprehensive income, category | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gains (losses) on financial assets	$ (9,100,000)
Convertible Debentures | Loans and receivables, category | Choom | Loan to fund operations and Companies' Creditors Arrangement Act proceedings
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Current loans and receivables				$ 800,000
Interest receivable | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Interest receivable	$ 2,100,000
Credit spread | Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Choom | 2021 Debenture
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets			0.14
Dividend yield | Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Choom | 2021 Debenture
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets			0
Historical volatility for shares | Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Choom | 2021 Debenture
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets			1.19
Expected life | Convertible Debentures | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Choom | 2021 Debenture
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets | year			1.34
Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Total shareholdings (in shares) | shares		89,613,998	9,859,155
Reclassification from marketable securities to investment in associate			$ 600,000
Quoted stock price (in CAD per share) | $ / shares			$ 0.065
Impairment charge		$ 5,479,000	$ (0.0)